Segmented and Geographic Information - Breakdown of revenue from reporting segments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 2	$ 2	$ 0
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 278	$ 298	$ 474